Average Annual Total Returns{- Fidelity ZERO International Index Fund} - 10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-05 - Fidelity ZERO International Index Fund
	Fidelity ZERO International Index Fund Return Before Taxes Past 1 year	Fidelity ZERO International Index Fund Return Before Taxes Since Inception		Fidelity ZERO International Index Fund After Taxes on Distributions Past 1 year	Fidelity ZERO International Index Fund After Taxes on Distributions Since Inception		Fidelity ZERO International Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity ZERO International Index Fund After Taxes on Distributions and Sales Since Inception		IXYSU Past 1 year	IXYSU Since Inception
Total	8.21%	7.75%	[1]	7.62%	7.30%	[1]	5.40%	6.06%	[1]	8.33%	8.08%	[1]

[1]	(a)From August 2, 2018